UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the year ended:                                    December 31, 2002

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):            [  ] is a restatement
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Thomas H. Lee
Address:             c/o Thomas H. Lee Partners, L.P.
                     75 State Street
                     Boston, MA 02109

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Charles Holden
Title:               Vice President of Finance
Phone:               (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the ____ day of January, 2003.

Thomas H. Lee
-------------------------------
(Name of Institutional Manager)

/s/Charles Holden
--------------------------------
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers                   0

Form 13F Information Table Entry Total              4

Form 13F Information Table Value Total              $728,157,294

      Name:            13F File No.:         Name:             13F File No.:
      -----            -------------         -----             -------------

1.----------------     -----------        ----------------     -----------
2.----------------     -----------        ----------------     -----------
3.----------------     -----------        ----------------     -----------
4.----------------     -----------        ----------------     -----------
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


        Item 1             Item 2         Item 3          Item 4           Item 5
        ------             ------         ------          ------           ------
                                                                          Shares of
        Name of           Title of        CUSIP          Fair Market      Principal
        Issuer             Class          Number           Value          Amount

Fisher Scientific        Common         338032204        355,769,636       11,827,448
International, Inc.

Finlay Enterprises,      Common         317884104          8,320,351          689,913
Inc.

Cott Corporation         Common         999300445        360,358,357       20,222,130

The Smith and            Common         831758107          3,708,950        1,059,700
Wollensky Restaurant
Group, Inc.

COLUMN TOTALS                                             728,157,294


                             ** TABLE CONTINUED **

                                    Item 6                                          Item 7                     Item 8
                                    ------                                          ------                     ------

                                                                                   Managers                 Voting Authority
                                                                                   see             ---------------------------------
                                                                                   Instr. V
                             Investment Discretion
                            ----------------------------------------------------                                (Shares)
                             (a) Sole       (b) Shared as   (c) Shared Other                        (a) Sole   (b) Shared   (c) No
                                            Devined in
                                            Instr. V


Fisher Scientific            11,827,448                                                            11,827,448
International, Inc.

Finlay Enterprises,             689,913                                                               689,913
Inc.

Cott Corporation             20,222,130                                                            20,222,130

The Smith and                 1,059,700                                                             1,059,700
Wollensky Restaurant
Group, Inc.


                              ** TABLE COMPLETE **
